SIGNIFICANT ACCOUNTING POLICIES, Regulatory Framework (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Regulatory framework [Abstract]
Inflation rate	117.80%	211.40%	94.80%